Debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Less: Debt issuance costs		$ (18,265)	$ (10,969)
Total debt		754,798	675,311
Less: Current portion	$ (7,731)	(7,750)	(7,280)
Debt, net of current portion	743,532	747,048	668,031
2024 Term loan [Member]
Debt Instrument [Line Items]
Term loan	$ 769,200	773,063
2019 Term loan [Member]
Debt Instrument [Line Items]
Term loan			686,280
Revolving credit facility [Member]
Debt Instrument [Line Items]
Term loan